Revenue Information (Tables)	6 Months Ended
Jun. 30, 2024
Revenue Information [Abstract]
Schedule of Gross Revenue	For the periods ended at June 30, 2024 and 2023, the Group’s gross revenue information comprised of the following:
	January 1 -	January 1 -
	June 30, 2024	June 30, 2023
Rental revenues	8,912,888	9,847,650
Reservation revenue	6,665	15,439
Other revenue	8,110	43,016
Gross revenue	8,927,663	9,906,105

Sales refunds	(13,080)	(21,524)
Sales discount	(505,872)	(399,820)
Net revenue	8,408,711	9,484,761

Schedule of Deferred Revenue Consists of Prepaid Coupons and Wallet Balances which will be Recorded as Revenue	Deferred revenue consists of prepaid coupons and wallet balances, which will be recorded as revenue when the relevant ride is taken, as that represents the satisfaction of the Group’s performance obligation.
	June 30, 2024	December 31, 2023
Wallet	1,465,858	1,339,954
Other	151,082	210,254
Total	1,616,940	1,550,208

Schedule of Deferred Revenue Movement	The table below shows the wallet balances movement for the periods ended June 30, 2024 and 2023:
	January 1, 2024	Additions	2024 Revenue	FX rate Adj	June 30, 2024

Deferred revenue	1,339,954	1,664,443	(1,391,693)	(146,846)	1,465,858
Total	1,339,954	1,664,443	(1,391,693)	(146,846)	1,465,858

	January 1, 2023	Additions	2023 Revenue	FX rate Adj	June 30, 2023

Deferred revenue	1,127,105	3,258,646	(2,655,833)	(596,426)	1,133,492
Total	1,127,105	3,258,646	(2,655,833)	(596,426)	1,133,492